Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ASTON FUNDS
Prospectus Date	rr_ProspectusDate	Feb. 28, 2014
ASTON/ANCHOR CAPITAL ENHANCED EQUITY FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	ASTON/Anchor Capital Enhanced Equity Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks total return through a combination of a high level of current income and capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 77.70%.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	77.70%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example shows the operating expenses you would incur as a shareholder if you invested $10,000 in the Fund over the time periods shown and you redeem all your shares at the end of those periods. The example assumes that the average annual return was 5% and operating expenses remained the same.

		Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund pursues its objective by investing primarily in a diversified portfolio of large-cap and mid-cap equity securities traded in U.S. markets and by writing call options on a substantial portion of the Fund’s long equity holdings (“Covered Call Options”). The portfolio managers focus on companies with regular quarterly dividends and market capitalizations of $4 billion or more at the time of acquisition. The Fund places primary emphasis on the generation of income. Option premiums and dividend income are expected to constitute a significant portion of total return. Under normal circumstances, the Fund invests at least 80% of its assets in equity securities.

Equity Selection
The portfolio manager selects equity securities using a bottom-up investment approach focusing on the fundamentals of each company, emphasizing a company’s current dividend yield, free cash flow and stability. The Fund may invest in equity securities of foreign issuers that are traded in U.S. markets.

Covered Call Strategy
On an ongoing and consistent basis, the portfolio manager intends to write (sell) individual Covered Call Options as a means of enhancing return. Call options are contracts that give the holder (buyer) of the option, in return for payment of a premium, the right, but not the obligation, to purchase from the writer of the option the security underlying the option at a specified exercise price prior to the expiration date. As the writer of a call option, the Fund receives the premium from the purchaser of the option and has the obligation, upon exercise of the option, to deliver the underlying security upon payment of the exercise price. If the option expires without being exercised, the Fund is not required to deliver the underlying security but retains the premium received.

The Fund generally writes Covered Call Options that are out-of-the money to generate premium income for the Fund. A call option is out-of-the money if the exercise price is above the current market price for the underlying security. The Fund will generally buy back call options that reach the exercise price, in lieu of allowing them to be exercised, and write a new option at a higher exercise price.

In addition to writing Covered Call Options, the Fund may also use certain derivatives transactions for hedging purposes or to seek total return. The portfolio manager currently intends to purchase put options on securities in the Fund’s portfolio and put options on securities indices.

		The portfolio manager seeks to actively manage risk and adheres to a strong sell discipline.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	You could lose money by investing in the Fund. There can be no assurance that the Fund’s investment objective will be achieved. The following is a summary of the principal risks of investing in the Fund.

Covered Call Option Risk. Investments in Covered Call Options involve certain risks. These risks include:
  By selling Covered Call Options, the Fund limits its opportunity to profit from an increase in the price of the underlying stock above the exercise price, but continues to bear the risk of a decline in the value of the underlying stock. While the Fund receives a premium for writing the call option, the price the Fund realizes from the sale of stock upon exercise of the option could be substantially below its current market price.
  A liquid market may not exist for options held by the Fund. If the Fund is not able to close out an options transaction, the Fund will not be able to sell the underlying security until the option expires or is exercised.
  The Fund’s investment strategy may also result in a lack of liquidity of the purchase and sale of portfolio securities. Because the Fund generally will hold the stocks underlying the call options, the Fund may be less likely to sell the stocks in its portfolio to take advantage of new investment opportunities.
If the Fund generates premiums from its sale of call options, these premiums typically will result in short-term capital gains for federal income tax purposes. Distributions of net short-term capital gain are taxable to shareholders as ordinary income for federal income tax purposes. Transactions involving the disposition of the Fund’s underlying securities (whether pursuant to the exercise of a call option or otherwise) will give rise to capital gains or losses. Because the Fund will have no control over the exercise of the call options, it may be forced to realize capital gains or losses at inopportune times and it will not be able to control whether such gains or losses are short-term or long-term for federal income tax purposes. The Fund’s portfolio turnover rate does not take into account short-term capital gains generated from premiums on the sale of call options. The Fund is not designed for investors seeking a tax efficient investment.

Derivatives Risk. Risks associated with derivatives may include the risk that the derivative is imperfectly correlated with the security, index or currency to which it relates, the risk that derivatives may not have the intended effects and may result in losses or missed opportunities, the risk that the Fund will be unable to sell the derivative because of an illiquid secondary market and the risk that a counterparty to the derivative is unwilling or unable to meet its obligations. Derivative transactions could also expose the Fund to the effects of leverage, which could increase the Fund’s exposure to the market and magnify potential losses. There is no guarantee that derivatives, to the extent employed, will have the intended effect, and their use could cause lower returns or even losses to the Fund. The use of derivatives by the Fund to hedge risk may reduce the opportunity for gain by offsetting the positive effect of favorable price movements. The use of over-the-counter derivatives subjects the Fund to the risk that the counterparty to the derivate may be unwilling or unable to meet its obligations on the investment. The use of certain derivatives may expose the Fund to the underlying market or other reference asset in an amount exceeding the cash investment of the Fund.

Liquidity Risk. When there is no willing buyer and a security cannot be readily sold at the desired time or price, the Fund may need to accept a lower price or may not be able to sell the security at all. An inability to sell securities can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities. Less liquid securities are more difficult to dispose of at their recorded values and are subject to increased spreads and volatility.

Manager Risk. The performance of the Fund is dependent upon the investment adviser’s skill in selecting managers and the portfolio manager’s skill in making appropriate investments. As a result, the Fund may underperform its benchmark or its peers.

Market Risk. The Fund’s share price can move down in response to stock market conditions, changes in the economy or changes in a particular company’s stock price. An individual stock may decline in value even when the value of stocks in general is rising.

		Mid-Cap Company Risk. Investments in mid-cap companies may entail greater risks than investments in larger, more established companies. Mid-cap companies generally have narrower product lines, more limited financial resources and a more limited trading market for their stocks compared with larger companies. As a result, their stock prices may experience greater volatility and may decline significantly in market downturns.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart shows how the performance of the Class N shares of the Fund has varied from year to year over the periods shown. Class N shares and Class I shares are invested in the same portfolio of securities, so the annual returns would differ only to the extent that the classes have different expenses. The annual returns of the Class I shares would be higher than the returns of the Class N shares due to 12b-1 fees paid by Class N shares. This information may help illustrate the risks of investing in the Fund. The Fund makes updated performance information available on the Fund’s website, www.astonfunds.com, or by calling toll-free 800-992-8151. As with all mutual funds, past performance (before and after taxes) does not guarantee future performance.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how the performance of the Class N shares of the Fund has varied from year to year over the periods shown. Class N shares and Class I shares are invested in the same portfolio of securities, so the annual returns would differ only to the extent that the classes have different expenses.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-992-8151
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.astonfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, past performance (before and after taxes) does not guarantee future performance.
Bar Chart [Heading]	rr_BarChartHeading	Class N Shares Calendar Year Total Return
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best quarter:	06/09	18.93%
Worst quarter:	03/09	(7.13)%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For the periods ended December 31, 2013)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class N shares. After-tax returns for Class I shares will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The following table indicates how the Fund’s average annual return for the calendar period compared to the returns of a broad-based securities market index.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	As of June 30, 2012, the Fund changed its name from ASTON/M.D. Sass Enhanced Equity Fund to ASTON/Anchor Capital Enhanced Equity Fund and Anchor Capital Advisors LLC (“Anchor Capital”) became the subadviser. Performance prior to that date reflects the performance of previous subadvisers. However, Mr. Altman has served as a Portfolio Manager since the Fund’s inception in January 2008.

		After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class N shares. After-tax returns for Class I shares will vary.
ASTON/ANCHOR CAPITAL ENHANCED EQUITY FUND | Class N Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.28%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.23%
1 Year	rr_ExpenseExampleYear01	$ 125
3 Years	rr_ExpenseExampleYear03	390
5 Years	rr_ExpenseExampleYear05	676
10 Years	rr_ExpenseExampleYear10	1,489
2009	rr_AnnualReturn2009	27.34%
2010	rr_AnnualReturn2010	9.48%
2011	rr_AnnualReturn2011	4.60%
2012	rr_AnnualReturn2012	2.81%
2013	rr_AnnualReturn2013	12.39%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.93%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2009
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(7.13%)
1 Year	rr_AverageAnnualReturnYear01	12.39%
5 Years	rr_AverageAnnualReturnYear05	11.00%
Since Inception	rr_AverageAnnualReturnSinceInception	4.73%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 15, 2008
ASTON/ANCHOR CAPITAL ENHANCED EQUITY FUND | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.28%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.98%
1 Year	rr_ExpenseExampleYear01	100
3 Years	rr_ExpenseExampleYear03	312
5 Years	rr_ExpenseExampleYear05	542
10 Years	rr_ExpenseExampleYear10	$ 1,201
1 Year	rr_AverageAnnualReturnYear01	12.66%
5 Years	rr_AverageAnnualReturnYear05
Since Inception	rr_AverageAnnualReturnSinceInception	7.57%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 03, 2010
ASTON/ANCHOR CAPITAL ENHANCED EQUITY FUND | Return After Taxes on Distributions | Class N Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.45%
5 Years	rr_AverageAnnualReturnYear05	9.30%
Since Inception	rr_AverageAnnualReturnSinceInception	2.83%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 15, 2008
ASTON/ANCHOR CAPITAL ENHANCED EQUITY FUND | Return After Taxes on Distributions and Sale of Fund Shares | Class N Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.02%
5 Years	rr_AverageAnnualReturnYear05	8.18%
Since Inception	rr_AverageAnnualReturnSinceInception	2.97%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 15, 2008
ASTON/ANCHOR CAPITAL ENHANCED EQUITY FUND | Standard & Poor's (S&P) 500 Index (Reflects no deduction for taxes, expenses or fees. Index return since inception for Class N shares is computed from December 31, 2007. Index return for Class I shares, since inception, computed from February 28, 2010 is 16.82%.)

Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	32.37%
5 Years	rr_AverageAnnualReturnYear05	17.93%
Since Inception	rr_AverageAnnualReturnSinceInception	6.23%